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                      METROPOLITAN LIFE INSURANCE COMPANY
                 NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                          SUPPLEMENT DATED MAY 1, 2015
                                       TO
                 PROSPECTUS DATED MAY 1, 1988 (AS SUPPLEMENTED)


This supplement updates certain information contained in your last prospectus dated May 1, 1988 and subsequent supplements. You should read and retain this supplement.


We currently are not offering any new Contracts. However, Contract Owners of existing flexible purchase payment variable annuity contracts may continue to make purchase payments.


The current investment options available under your Contract include 1 Fixed Account option and the 5 Eligible Funds listed below:

METROPOLITAN SERIES FUND -- CLASS B
     BlackRock Bond Income Portfolio
     BlackRock Capital Appreciation Portfolio

     BlackRock Money Market Portfolio
     MFS(R) Value Portfolio
     WMC Core Equity Opportunities Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FEE TABLE


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Eligible Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future. The second table shows each Eligible Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund. Current prospectuses for the Eligible Funds may be obtained by calling 1-800-777-5897.


FEES AND EXPENSES FOR YEAR ENDED DECEMBER 31, 2014


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES


                                                                                     MINIMUM     MAXIMUM
                                                                                    ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)...................    0.60%       0.98%

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ELIGIBLE FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                   AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                   MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                          FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- ----------
METROPOLITAN SERIES FUND
 -- CLASS B
 BlackRock Bond Income
  Portfolio......................    0.32%         0.25%        0.03%        --        0.60%         0.00%         0.60%
 BlackRock Capital
  Appreciation Portfolio.........    0.69%         0.25%        0.02%        --        0.96%         0.06%         0.90%
 BlackRock Money Market
  Portfolio......................    0.34%         0.25%        0.03%        --        0.62%         0.02%         0.60%
 MFS(R) Value Portfolio..........    0.70%         0.25%        0.02%        --        0.97%         0.14%         0.83%
 WMC Core Equity
  Opportunities Portfolio........    0.70%         0.25%        0.03%        --        0.98%         0.11%         0.87%

The information shown in the table above was provided by the Eligible Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Eligible Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Eligible Fund, but that the expenses of the Eligible Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Eligible Fund's board of directors or trustees, are not shown.


INVESTMENTS OF THE ACCOUNT - ELIGIBLE FUNDS


ELIGIBLE FUND                       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------   -------------------------------------   --------------------------------
METROPOLITAN SERIES FUND --
 CLASS B
 BlackRock Bond Income              Seeks a competitive total return        MetLife Advisers, LLC
  Portfolio                         primarily from investing in             Subadviser: BlackRock Advisors,
                                    fixed-income securities.                LLC
 BlackRock Capital Appreciation     Seeks long-term growth of capital.      MetLife Advisers, LLC
  Portfolio                                                                 Subadviser: BlackRock Advisors,
                                                                            LLC
 BlackRock Money Market             Seeks a high level of current           MetLife Advisers, LLC
  Portfolio                         income consistent with preservation     Subadviser: BlackRock Advisors,
                                    of capital.                             LLC
 MFS(R) Value Portfolio             Seeks capital appreciation.             MetLife Advisers, LLC
                                                                            Subadviser: Massachusetts
                                                                            Financial Services Company
 WMC Core Equity Opportunities      Seeks to provide a growing stream       MetLife Advisers, LLC
  Portfolio                         of income over time and,                Subadviser: Wellington
                                    secondarily, long-term capital          Management Company LLP
                                    appreciation and current income.

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ADDITIONAL INFORMATION REGARDING ELIGIBLE FUNDS


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Sub-Account investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Metropolitan Life Insurance Company and the Account, as well as individual Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Eligible Funds; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS


The financial statements for each of the Sub-Acccounts of the Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.










        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


Distributor:                                           (800) 848-3854
MetLife Investors Distribution Company

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